Other assets	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Other assets
19.	Other assets

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Current
Development properties	23,378	23,833	3,765
Held for trading investment, quoted equity securities(i)	12,181	24,714	3,905

	35,559	48,547	7,670

	31.12.2016 RMB’000	31.12.2017 RMB’000	31.12.2017 US$’000

Non-current
Deferred expenditure(ii)	—	303	48

(i)	The quoted equity securities are listed on the Singapore Exchange.

(ii)	The deferred expenditure relate to the legal fees for an option to purchase for sale of lands entered with a buyer in 2016 and will be transferred to the profit or loss upon completion of the sale.